Loans receivable (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans Receivable Details [Line Items]
Allowance for credit losses	$ 1,002
Allowance account for credit losses pessimistic scenario forecast assumption percentage	100.00%
Stage 3 [Member]
Loans Receivable Details [Line Items]
Loans receivable Include net balances outstanding	$ 3,517	$ 3,472
Top of range [member]
Loans Receivable Details [Line Items]
Allowance for credit losses	$ 1,404